Earnings per share (Details 2) - ARS ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Diluted
Profit / (loss) for the year attributable to equity holders of the parent	$ 195,182	$ (40,607)	$ 312,051
Weighted average number of common shares outstanding	817	742	820
Diluted earnings per share	$ 238.90	$ (54.73)	$ 380.55